ORGANIZATION AND BASIS OF PRESENTATION (Textual) (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 30, 2021 USD ($)	Dec. 01, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 01, 2021 CNY (¥)	Dec. 01, 2021 USD ($) $ / shares
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Repayments of Long-term Debt			¥ 124,987	$ 19,613	¥ 62,599	¥ 97,332
Cash and cash equivalents			16,027		¥ 5,134	¥ 14,043	$ 2,515
Working Capital Surplus Deficit | ¥			22,000
Cash and Cash Equivalents [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cash and cash equivalents | ¥			¥ 16,000
Convertible Loan Deed [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt Conversion, Converted Instrument, Amount		$ 17,000
Debt Instrument, Term		360 days
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.35
Percentage of volume weighted average closing price of the Company's ADSs								10.00%	10.00%
Settlement Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt Instrument, Decrease, Forgiveness		$ 55,746
Repayments of Long-term Debt		10,377
Repayments of Long-term Lines of Credit	$ 80,000
WFOE Purchase Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Additional Paid in Capital | ¥								¥ 20,000
Debt Instrument, Face Amount								¥ 100,000	$ 80,000
IP Holdco Purchase Agreement [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Repayments of Debt		$ 2,500
American Depositary Shares [Member] | Convertible Loan Deed [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 0.70